Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000005817 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[1]
C000005817 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[1]
C000005817 [Member] | Grupo Financiero Banorte SAB de CV Class O [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000005817 [Member] | OTP Bank Nyrt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000005817 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000005817 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000005817 [Member] | NAVER Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000005817 [Member] | Wiwynn Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000005817 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000005817 [Member] | Bank Mandiri Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000005817 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[2]
C000005817 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000005817 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005817 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000005817 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005817 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005817 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005817 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005817 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005817 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005817 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005817 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000005814 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[3]
C000005814 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[3]
C000005814 [Member] | Grupo Financiero Banorte SAB de CV Class O [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000005814 [Member] | OTP Bank Nyrt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000005814 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000005814 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000005814 [Member] | NAVER Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000005814 [Member] | Wiwynn Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000005814 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000005814 [Member] | Bank Mandiri Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000005814 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[4]
C000005814 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000005814 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005814 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000005814 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005814 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005814 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005814 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005814 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005814 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005814 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005814 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000005816 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[5]
C000005816 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[5]
C000005816 [Member] | Grupo Financiero Banorte SAB de CV Class O [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[5]
C000005816 [Member] | OTP Bank Nyrt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000005816 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000005816 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000005816 [Member] | NAVER Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000005816 [Member] | Wiwynn Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000005816 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000005816 [Member] | Bank Mandiri Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000005816 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[6]
C000005816 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000005816 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005816 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000005816 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005816 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005816 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005816 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005816 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005816 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005816 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005816 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000198223 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[7]
C000198223 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[7]
C000198223 [Member] | Grupo Financiero Banorte SAB de CV Class O [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[7]
C000198223 [Member] | OTP Bank Nyrt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000198223 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000198223 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000198223 [Member] | NAVER Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000198223 [Member] | Wiwynn Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000198223 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000198223 [Member] | Bank Mandiri Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000198223 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[8]
C000198223 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000198223 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000198223 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000198223 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000198223 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000198223 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000198223 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000198223 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000198223 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000198223 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000198223 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)

[1]	Excludes short-term securities.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[3]	Excludes short-term securities.
[4]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[5]	Excludes short-term securities.
[6]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[7]	Excludes short-term securities.
[8]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.